additional statement of cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net change in non-cash operating working capital
Accounts receivable	$ (329)	$ 74
Inventories	(61)	4
Contract assets	123	(103)
Prepaid expenses		(46)
Accounts payable and accrued liabilities	73	(11)
Income and other taxes receivable and payable, net	(287)	277
Advance billings and customer deposits	(10)	12
Provisions	159	49
Total	(332)	256
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment (excluding effects of asset retirement obligations)	(2,772)	(2,383)
Intangible assets subject to amortization	(660)	(657)
Total	(3,432)	(3,040)
Additions arising from leases	509	102
Additions arising from non-monetary transactions	17	24
Capital expenditures	(2,906)	(2,914)
Effect of asset retirement obligations	(153)	15
Total	(3,059)	(2,899)
Change in associated non-cash investing working capital	(31)	47
Non-cash change in asset retirement obligation	138	(22)
Total	(107)	(25)
Total	(2,952)	(2,874)
Shares of subsidiary (purchased from) issued to non-controlling interests
(Purchase) issue of shares	(9)	43
Non-monetary issue of shares in business combination		(19)
Total issue of shares by subsidiary to non-controlling interest - Issued or received	$ (9)	$ 24